Schedule of Investments(a)
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-0.69%
EchoStar Corp., Class A(b)(c)	41,455	$3,038,237
Liberty Media Corp.-Liberty Live(b)	27,916	2,147,299
		5,185,536
Consumer Discretionary-12.28%
Acushnet Holdings Corp.	35,166	2,957,461
American Public Education, Inc.(b)(c)	218,759	7,616,095
AutoNation, Inc.(b)(c)	15,078	3,185,831
Biglari Holdings, Inc., Class B(b)(c)	8,699	2,556,723
Boyd Gaming Corp.	38,854	3,236,538
Build-A-Bear Workshop, Inc.	44,460	2,360,826
Cavco Industries, Inc.(b)	4,713	2,807,298
Citi Trends, Inc.(b)	78,153	3,539,549
Cooper-Standard Holdings, Inc.(b)(c)	68,317	2,134,906
Dana, Inc.	126,585	2,836,770
Frontdoor, Inc.(b)(c)	39,564	2,133,687
Green Brick Partners, Inc.(b)(c)	75,908	5,152,635
Group 1 Automotive, Inc.	12,288	4,927,980
Installed Building Products, Inc.(c)	10,115	2,711,022
Kontoor Brands, Inc.	33,533	2,493,179
Latham Group, Inc.(b)(c)	340,532	2,434,804
Laureate Education, Inc., Class A(b)	90,828	2,806,585
M/I Homes, Inc.(b)	17,665	2,430,527
Monarch Casino & Resort, Inc.	26,154	2,525,953
Motorcar Parts of America, Inc.(b)(c)	162,597	2,143,028
OneSpaWorld Holdings Ltd. (Bahamas)(c)	119,009	2,430,164
Patrick Industries, Inc.	24,801	2,683,964
QuantumScape Corp.(b)(c)	219,105	2,677,463
Rush Street Interactive, Inc.(b)(c)	174,694	3,221,357
Taylor Morrison Home Corp., Class A(b)(c)	43,650	2,736,418
ThredUp, Inc., Class A(b)(c)	1,078,380	8,109,418
Wayfair, Inc., Class A(b)(c)	30,116	3,336,853
Winmark Corp.	5,169	2,124,511
Wolverine World Wide, Inc.(c)	89,174	1,445,511
		91,757,056
Consumer Staples-1.56%
Chefs’ Warehouse, Inc. (The)(b)(c)	39,867	2,444,644
Seneca Foods Corp., Class A(b)(c)	25,652	3,102,609
Turning Point Brands, Inc.(c)	28,786	2,883,206
United Natural Foods, Inc.(b)(c)	86,512	3,227,763
		11,658,222
Energy-1.66%
Centrus Energy Corp., Class A(b)(c)	26,510	6,874,043
Green Plains, Inc.(b)(c)	258,129	2,666,473
Uranium Energy Corp.(b)(c)	232,593	2,853,916
		12,394,432
Financials-13.05%
Acadian Asset Management, Inc.	99,665	4,468,979
Affiliated Managers Group, Inc.	10,861	2,919,763
Atlanticus Holdings Corp.(b)(c)	37,126	2,188,578
Axos Financial, Inc.(b)	29,221	2,401,382
BancFirst Corp.(c)	19,658	2,178,893
Bancorp, Inc. (The)(b)	34,272	2,195,807
Bank7 Corp.	58,137	2,408,616
BGC Group, Inc., Class A	269,608	2,345,590
Capital Bancorp, Inc.	79,325	2,205,235
Coastal Financial Corp.(b)(c)	50,466	5,619,389
Customers Bancorp, Inc.(b)	39,450	2,718,105
Enova International, Inc.(b)(c)	50,060	6,562,365
Esquire Financial Holdings, Inc.(c)	32,311	3,297,661
	Shares	Value
Financials-(continued)
Finance of America Cos., Inc., Class A(b)(c)	138,639	$3,321,790
First Bancorp	119,379	2,360,123
Genworth Financial, Inc., Class A(b)	305,280	2,649,830
Hancock Whitney Corp.	41,259	2,499,883
HCI Group, Inc.	20,779	3,693,467
LendingClub Corp.(b)	150,422	2,722,638
Metropolitan Bank Holding Corp.	33,094	2,469,143
MGIC Investment Corp.	93,159	2,641,058
Northeast Bank(c)	65,847	5,852,481
Northrim BanCorp, Inc.	114,727	2,817,695
OFG Bancorp	65,192	2,590,078
Oppenheimer Holdings, Inc., Class A	33,228	2,260,501
Paymentus Holdings, Inc., Class A(b)	81,213	2,819,715
Piper Sandler Cos.	9,329	3,133,611
PJT Partners, Inc., Class A	14,139	2,375,493
StepStone Group, Inc., Class A	40,577	2,562,843
Unity Bancorp, Inc.	49,809	2,491,944
Victory Capital Holdings, Inc., Class A	74,312	4,673,482
WisdomTree, Inc.	185,194	2,044,542
		97,490,680
Health Care-28.49%
Adaptive Biotechnologies Corp.(b)	263,416	5,178,759
Alignment Healthcare, Inc.(b)(c)	165,282	3,175,067
Alphatec Holdings, Inc.(b)(c)	175,006	3,946,385
Amneal Pharmaceuticals, Inc.(b)	533,615	6,680,860
Amylyx Pharmaceuticals, Inc.(b)(c)	579,811	8,685,569
Arrowhead Pharmaceuticals, Inc.(b)(c)	84,215	4,438,131
Artivion, Inc.(b)(c)	64,619	3,015,123
BrightSpring Health Services, Inc.(b)(c)	97,827	3,537,424
Brookdale Senior Living, Inc.(b)	331,434	3,688,860
Celcuity, Inc.(b)(c)	80,966	8,188,901
Cidara Therapeutics, Inc.(b)	100,978	22,203,043
Cogent Biosciences, Inc.(b)	208,647	8,391,782
Exagen, Inc.(b)	678,207	5,357,835
EyePoint Pharmaceuticals, Inc.(b)(c)	192,891	2,860,574
Guardant Health, Inc.(b)	45,699	4,954,686
Harrow, Inc.(b)(c)	67,901	2,836,904
iRhythm Technologies, Inc.(b)(c)	15,164	2,850,984
LENZ Therapeutics, Inc.(b)(c)	63,658	1,942,842
Ligand Pharmaceuticals, Inc.(b)	15,622	3,174,078
Maze Therapeutics, Inc.(b)(c)	113,021	4,266,543
Merus N.V. (Netherlands)(b)	42,016	4,039,418
Mineralys Therapeutics, Inc.(b)	99,782	4,302,600
Mirum Pharmaceuticals, Inc.(b)(c)	35,284	2,577,496
Nektar Therapeutics(b)(c)	101,939	6,647,442
NewAmsterdam Pharma Co. N.V. (Netherlands)(b)(c)	101,311	4,184,144
Ocular Therapeutix, Inc.(b)(c)	274,443	3,334,482
OptimizeRx Corp.(b)(c)	194,424	2,968,855
Palvella Therapeutics, Inc.(b)(c)	44,950	4,620,411
Phathom Pharmaceuticals, Inc.(b)	272,936	4,263,260
Phibro Animal Health Corp., Class A	67,489	2,826,439
Prime Medicine, Inc.(b)(c)	561,123	2,143,490
Protagonist Therapeutics, Inc.(b)	43,221	3,889,890
PTC Therapeutics, Inc.(b)	42,216	3,630,154
RadNet, Inc.(b)(c)	37,376	3,094,359
RAPT Therapeutics, Inc.(b)(c)	130,328	4,405,086
Rezolute, Inc.(b)(c)	323,934	3,148,639
Rhythm Pharmaceuticals, Inc.(b)	42,601	4,647,343
Septerna, Inc.(b)(c)	166,867	4,842,480
Stoke Therapeutics, Inc.(b)(c)	114,891	3,551,281
Tango Therapeutics, Inc.(b)(c)	783,389	8,546,774
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Terns Pharmaceuticals, Inc.(b)(c)	327,428	$9,204,001
Trevi Therapeutics, Inc.(b)(c)	322,581	4,254,843
Tvardi Therapeutics, Inc.(b)(c)	80,744	332,665
Xeris Biopharma Holdings, Inc.(b)(c)	374,006	2,685,363
Zenas Biopharma, Inc.(b)(c)	137,396	5,335,087
		212,850,352
Industrials-16.69%
Allient, Inc.	55,555	2,992,192
Ameresco, Inc., Class A(b)(c)	85,352	2,962,568
American Superconductor Corp.(b)	41,911	1,303,013
Amprius Technologies, Inc.(b)(c)	859,224	9,726,416
Astronics Corp.(b)	63,336	3,456,246
AZZ, Inc.	22,782	2,401,678
Barrett Business Services, Inc.	56,713	1,990,059
Blue Bird Corp.(b)(c)	44,110	2,303,424
Cimpress PLC (Ireland)(b)(c)	42,187	2,904,575
Construction Partners, Inc., Class A(b)(c)	29,905	3,259,645
CRA International, Inc.	14,138	2,493,095
DXP Enterprises, Inc.(b)(c)	34,858	3,276,303
Enpro, Inc.	11,881	2,647,681
ESCO Technologies, Inc.	12,247	2,607,509
Granite Construction, Inc.	36,935	3,971,621
IBEX Holdings Ltd.(b)	63,232	2,225,134
Interface, Inc.	91,868	2,564,036
LSI Industries, Inc.	119,349	2,182,893
McGrath RentCorp	21,516	2,217,869
Mercury Systems, Inc.(b)(c)	34,421	2,405,684
Moog, Inc., Class A	13,290	3,052,447
MYR Group, Inc.(b)(c)	18,507	4,151,490
Pitney Bowes, Inc.	240,051	2,366,903
Planet Labs PBC(b)(c)	411,475	4,896,553
Power Solutions International, Inc.(b)(c)	29,693	1,605,797
Preformed Line Products Co.(c)	13,258	2,721,205
Primoris Services Corp.	36,666	4,640,449
Resolute Holdings Management, Inc.(b)(c)	35,688	6,339,616
REV Group, Inc.	62,879	3,349,564
Ryder System, Inc.	15,041	2,605,252
Shoals Technologies Group, Inc., Class A(b)(c)	351,413	2,948,355
Standex International Corp.(c)	12,369	3,032,384
Sunrun, Inc.(b)(c)	162,828	3,297,267
Tutor Perini Corp.(b)	133,306	9,138,126
VSE Corp.(c)	26,355	4,748,907
Watts Water Technologies, Inc., Class A	9,282	2,560,718
Xometry, Inc., Class A(b)(c)	56,614	3,310,221
		124,656,895
Information Technology-17.63%
ACM Research, Inc., Class A(b)(c)	73,561	2,457,673
Aehr Test Systems(b)(c)	92,076	2,114,986
Aeva Technologies, Inc.(b)(c)	284,427	3,171,361
Agilysys, Inc.(b)	24,711	3,038,464
Bel Fuse, Inc., Class B	62,896	9,687,871
Belden, Inc.	20,380	2,311,092
Bitmine Immersion Technologies, Inc.(b)(c)	177,346	5,873,699
Cipher Mining, Inc.(b)(c)	275,694	5,610,373
Climb Global Solutions, Inc.(c)	63,434	6,410,640
CommScope Holding Co., Inc.(b)	185,024	3,652,374
CompoSecure, Inc., Class A(b)(c)	140,625	2,794,219
Daktronics, Inc.(b)(c)	402,598	7,621,180
Diebold Nixdorf, Inc.(b)(c)	44,182	2,850,623
Evolv Technologies Holdings, Inc.(b)	338,258	2,161,469
	Shares	Value
Information Technology-(continued)
InterDigital, Inc.	15,837	$5,665,687
Life360, Inc.(b)(c)	26,890	2,140,713
Lumentum Holdings, Inc.(b)(c)	15,500	5,039,980
Mirion Technologies, Inc.(b)	109,479	2,848,643
NextNav, Inc.(b)(c)	175,405	2,492,505
nLight, Inc.(b)	90,490	3,187,963
Ondas Holdings, Inc.(b)(c)	1,246,348	9,846,149
OSI Systems, Inc.(b)(c)	10,982	2,974,475
Porch Group, Inc.(b)(c)	542,658	5,258,356
Rigetti Computing, Inc.(b)(c)	116,599	2,981,436
Sandisk Corp.(b)	26,900	6,006,232
Sanmina Corp.(b)	22,958	3,585,236
Semtech Corp.(b)(c)	44,491	3,299,452
SiTime Corp.(b)	9,098	2,708,475
Telos Corp.(b)(c)	391,855	2,264,922
Terawulf, Inc.(b)(c)	260,482	4,040,076
TTM Technologies, Inc.(b)	56,477	3,963,556
Viasat, Inc.(b)	105,479	3,621,094
		131,680,974
Materials-4.67%
Century Aluminum Co.(b)(c)	101,001	3,027,000
Coeur Mining, Inc.(b)(c)	164,444	2,839,948
Contango ORE, Inc.(b)	111,008	2,688,614
Hawkins, Inc.	38,010	4,942,060
Idaho Strategic Resources, Inc.(b)(c)	121,094	4,806,221
NewMarket Corp.	3,207	2,448,641
Perimeter Solutions, Inc.(b)(c)	194,204	5,414,407
Ramaco Resources, Inc., Class A(b)(c)	89,445	1,403,392
United States Antimony Corp.(b)(c)	451,803	2,760,516
United States Lime & Minerals, Inc.	37,211	4,523,741
		34,854,540
Real Estate-2.88%
American Healthcare REIT, Inc.(c)	62,566	3,177,101
Anywhere Real Estate, Inc.(b)	360,514	5,137,325
Industrial Logistics Properties Trust	411,952	2,282,214
Opendoor Technologies, Inc.(b)(c)	1,112,014	8,562,508
Opendoor Technologies, Inc., Series A, Wts., expiring 11/20/2026(b)	1	1
Opendoor Technologies, Inc., Series K, Wts., expiring 11/20/2026(b)	1	2
Opendoor Technologies, Inc., Series Z, Wts., expiring 11/20/2026(b)	1	1
Vornado Realty Trust	63,302	2,330,780
		21,489,932
Utilities-0.36%
Consolidated Water Co. Ltd.(c)	78,634	2,691,642
Total Common Stocks & Other Equity Interests (Cost $609,100,359)		746,710,261
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $366,956)	366,956	366,956
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $609,467,315)		747,077,217
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.37%
Invesco Private Government Fund, 4.00%(d)(e)(f)	57,944,220	$57,944,220
Invesco Private Prime Fund, 4.12%(d)(e)(f)	153,938,233	153,984,414
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $211,929,807)		211,928,634
TOTAL INVESTMENTS IN SECURITIES-128.38% (Cost $821,397,122)		959,005,851
OTHER ASSETS LESS LIABILITIES-(28.38)%		(211,986,779)
NET ASSETS-100.00%		$747,019,072

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,716	$2,923,384	$(2,566,144)	$-	$-	$366,956	$5,463
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	45,377,721	117,699,481	(105,132,982)	-	-	57,944,220	536,370 *
Invesco Private Prime Fund	119,116,376	234,894,973	(200,027,295)	(11,362)	11,722	153,984,414	1,456,996 *
Total	$164,503,813	$355,517,838	$(307,726,421)	$(11,362)	$11,722	$212,295,590	$1,998,829

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Automobile Components-15.37%
Adient PLC(b)	8,260	$160,740
American Axle & Manufacturing Holdings, Inc.(b)(c)	12,064	79,260
BorgWarner, Inc.	21,984	946,631
Dana, Inc.	13,333	298,792
Dorman Products, Inc.(b)(c)	2,820	373,001
Fox Factory Holding Corp.(b)	4,302	63,627
Gentherm, Inc.(b)	3,103	110,684
LCI Industries	2,465	280,197
Patrick Industries, Inc.	3,377	365,459
Phinia, Inc.(c)	3,955	213,926
Standard Motor Products, Inc.	2,124	79,735
XPEL, Inc.(b)(c)(d)	2,560	118,989
		3,091,041
Automobiles-0.51%
Winnebago Industries, Inc.(c)	2,850	103,142
Broadline Retail-4.11%
Etsy, Inc.(b)	10,067	545,833
Kohl’s Corp.(c)	11,390	280,080
		825,913
Commercial Services & Supplies-0.75%
Matthews International Corp., Class A	3,130	76,810
Pursuit Attractions and Hospitality, Inc.(b)(c)	2,185	75,011
		151,821
Diversified Consumer Services-7.11%
Adtalem Global Education, Inc.(b)	3,647	337,566
Frontdoor, Inc.(b)(c)	7,391	398,597
Mister Car Wash, Inc.(b)(c)	10,104	53,955
Perdoceo Education Corp.	6,207	173,548
Strategic Education, Inc.	2,405	187,638
Stride, Inc.(b)(c)	4,377	278,071
		1,429,375
Hotels, Restaurants & Leisure-16.41%
BJ’s Restaurants, Inc.(b)(c)	2,249	86,249
Bloomin’ Brands, Inc.	7,879	55,941
Brinker International, Inc.(b)	4,514	694,208
Caesars Entertainment, Inc.(b)(c)	21,107	491,160
Cheesecake Factory, Inc. (The)(c)	4,659	222,048
Cracker Barrel Old Country Store, Inc.(c)	2,292	66,216
Dave & Buster’s Entertainment, Inc.(b)(c)	2,776	48,552
Golden Entertainment, Inc.	2,019	60,610
Monarch Casino & Resort, Inc.	1,263	121,980
Papa John’s International, Inc.(c)	3,330	140,093
PENN Entertainment, Inc.(b)(c)	14,283	211,960
Red Rock Resorts, Inc., Class A	4,880	285,822
Sabre Corp.(b)(c)	40,107	64,572
Shake Shack, Inc., Class A(b)	4,087	357,531
Six Flags Entertainment Corp.(b)(c)	10,296	156,293
United Parks & Resorts, Inc.(b)(c)	2,796	100,908
Wendy’s Co. (The)(c)	16,080	135,876
		3,300,019
Household Durables-20.53%
Cavco Industries, Inc.(b)(c)	804	478,903
Century Communities, Inc.(c)	2,625	171,386
Champion Homes, Inc.(b)(c)	5,737	492,464
Dream Finders Homes, Inc., Class A(b)(c)	2,967	58,658
Ethan Allen Interiors, Inc.	2,382	56,310
Green Brick Partners, Inc.(b)(c)	3,100	210,428
	Shares	Value
Household Durables-(continued)
Helen of Troy Ltd.(b)(c)	2,362	$44,760
Installed Building Products, Inc.(c)	2,317	621,002
La-Z-Boy, Inc.	4,185	162,880
Leggett & Platt, Inc.	13,760	141,178
LGI Homes, Inc.(b)(c)	2,063	107,317
M/I Homes, Inc.(b)(c)	2,684	369,292
Meritage Homes Corp.	7,223	527,857
Newell Brands, Inc.	42,606	155,512
Sonos, Inc.(b)	12,289	228,084
Tri Pointe Homes, Inc.(b)(c)	8,896	303,531
		4,129,562
Leisure Products-2.33%
Acushnet Holdings Corp.	2,803	235,732
Sturm, Ruger & Co., Inc.(c)	1,663	50,090
Topgolf Callaway Brands Corp.(b)(c)	14,206	182,973
		468,795
Specialty Retail-26.10%
Academy Sports & Outdoors, Inc.(c)	6,758	326,074
Advance Auto Parts, Inc.(c)	6,098	316,364
American Eagle Outfitters, Inc.(c)	16,382	334,193
Asbury Automotive Group, Inc.(b)(c)	1,995	463,977
Boot Barn Holdings, Inc.(b)(c)	3,102	601,230
Buckle, Inc. (The)(c)	3,062	172,942
CarMax, Inc.(b)(c)	15,236	589,024
Group 1 Automotive, Inc.	1,287	516,138
Guess?, Inc.(c)	3,158	53,875
MarineMax, Inc.(b)(c)	1,944	45,451
Monro, Inc.	3,085	57,720
National Vision Holdings, Inc.(b)(c)	8,051	232,271
Sally Beauty Holdings, Inc.(b)(c)	10,059	159,536
Shoe Carnival, Inc.(c)	1,829	30,215
Signet Jewelers Ltd.(c)	4,179	418,569
Sonic Automotive, Inc., Class A(c)	1,507	94,986
Upbound Group, Inc.(c)	5,297	94,922
Urban Outfitters, Inc.(b)(c)	5,468	405,015
Victoria’s Secret & Co.(b)(c)	8,118	335,517
		5,248,019
Textiles, Apparel & Luxury Goods-6.70%
Carter’s, Inc.	3,704	118,195
G-III Apparel Group Ltd.(b)(c)	3,874	112,927
Hanesbrands, Inc.(b)	35,965	232,693
Kontoor Brands, Inc.	5,188	385,728
Oxford Industries, Inc.(c)	1,445	55,141
Steven Madden Ltd.(c)	7,386	308,587
Wolverine World Wide, Inc.(c)	8,260	133,895
		1,347,166
Total Common Stocks & Other Equity Interests (Cost $20,365,271)		20,094,853

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(e)(f) (Cost $7,913)	7,913	7,913
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $20,373,184)		20,102,766
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.22%
Invesco Private Government Fund, 4.00%(e)(f)(g)	1,737,414	$1,737,414
Invesco Private Prime Fund, 4.12%(e)(f)(g)	4,740,779	4,742,201
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,479,656)		6,479,615
TOTAL INVESTMENTS IN SECURITIES-132.18% (Cost $26,852,840)		26,582,381
OTHER ASSETS LESS LIABILITIES-(32.18)%		(6,471,506)
NET ASSETS-100.00%		$20,110,875

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,319	$91,782	$(92,188)	$-	$-	$7,913	$110
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,058,949	3,914,885	(4,236,420)	-	-	1,737,414	19,382 *
Invesco Private Prime Fund	5,356,425	6,205,908	(6,820,108)	(365)	341	4,742,201	50,455 *
Total	$7,423,693	$10,212,575	$(11,148,716)	$(365)	$341	$6,487,528	$69,947

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.55%
Beverages-3.30%
MGP Ingredients, Inc.(b)	14,170	$323,218
National Beverage Corp.(c)	23,639	805,144
		1,128,362
Consumer Staples Distribution & Retail-28.42%
Andersons, Inc. (The)	34,306	1,766,759
Chefs’ Warehouse, Inc. (The)(c)	26,635	1,633,258
Grocery Outlet Holding Corp.(b)(c)	97,744	1,087,891
PriceSmart, Inc.(b)	24,092	2,965,725
United Natural Foods, Inc.(c)	60,372	2,252,479
		9,706,112
Food Products-38.30%
Cal-Maine Foods, Inc.	43,602	3,632,919
Fresh Del Monte Produce, Inc.	33,433	1,208,269
Freshpet, Inc.(c)	46,656	2,666,857
J&J Snack Foods Corp.	15,730	1,452,665
John B. Sanfilippo & Son, Inc.	9,252	671,973
Simply Good Foods Co. (The)(c)	82,189	1,617,479
Tootsie Roll Industries, Inc.(b)	19,846	761,292
TreeHouse Foods, Inc.(b)(c)	44,883	1,072,255
		13,083,709
Household Products-19.41%
Central Garden & Pet Co.(c)	6,974	238,232
Central Garden & Pet Co., Class A(c)	44,492	1,376,583
Energizer Holdings, Inc.	60,435	1,101,730
Reynolds Consumer Products, Inc.	55,231	1,379,670
WD-40 Co.	12,945	2,534,631
		6,630,846
Personal Care Products-6.24%
Edgewell Personal Care Co.	46,927	838,116
Interparfums, Inc.	15,906	1,292,681
		2,130,797
	Shares	Value
Tobacco-3.88%
Universal Corp.	25,134	$1,326,070
Total Common Stocks & Other Equity Interests (Cost $42,019,469)		34,005,896

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $8,447)	8,447	8,447
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.57% (Cost $42,027,916)		34,014,343
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.95%
Invesco Private Government Fund, 4.00%(d)(e)(f)	513,263	513,263
Invesco Private Prime Fund, 4.12%(d)(e)(f)	2,883,118	2,883,983
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,397,246)		3,397,246
TOTAL INVESTMENTS IN SECURITIES-109.52% (Cost $45,425,162)		37,411,589
OTHER ASSETS LESS LIABILITIES-(9.52)%		(3,252,763)
NET ASSETS-100.00%		$34,158,826

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,191	$518,621	$(526,365)	$-	$-	$8,447	$253
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,899,726	$6,048,171	$(7,434,634)	$-	$-	$513,263	$13,239 *
Invesco Private Prime Fund	4,947,457	13,500,763	(15,564,257)	(340)	360	2,883,983	35,736 *
Total	$6,863,374	$20,067,555	$(23,525,256)	$(340)	$360	$3,405,693	$49,228

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Energy Equipment & Services-46.39%
Archrock, Inc.(b)	166,582	$4,087,922
Atlas Energy Solutions, Inc.(b)	72,940	628,743
Bristow Group, Inc.(b)(c)	23,834	894,013
Cactus, Inc., Class A	64,952	2,787,740
Core Laboratories, Inc.(b)	44,599	673,445
Helix Energy Solutions Group, Inc.(b)(c)	129,966	865,574
Helmerich & Payne, Inc.(b)	94,167	2,627,259
Innovex International, Inc.(b)(c)	36,625	806,483
Kodiak Gas Services, Inc.(b)	70,731	2,489,731
Liberty Energy, Inc., Class A	153,385	2,727,185
Noble Corp. PLC	118,854	3,639,309
Oceaneering International, Inc.(b)(c)	94,890	2,315,316
Patterson-UTI Energy, Inc.	331,807	1,927,799
RPC, Inc.(b)	84,441	449,226
Tidewater, Inc.(b)(c)	43,592	2,354,840
		29,274,585
Oil, Gas & Consumable Fuels-53.44%
California Resources Corp.	68,967	3,295,243
Comstock Resources, Inc.(b)(c)	74,912	2,012,136
Core Natural Resources, Inc.	48,766	3,901,280
Crescent Energy Co., Class A(b)	175,842	1,658,190
CVR Energy, Inc.(c)	28,590	987,213
Dorian LPG Ltd.	34,869	864,054
International Seaways, Inc.	38,329	2,030,287
Kinetik Holdings, Inc.(b)	41,377	1,434,954
Magnolia Oil & Gas Corp., Class A(b)	175,535	4,061,880
Northern Oil and Gas, Inc.(b)	91,958	2,058,940
Par Pacific Holdings, Inc.(b)(c)	48,106	2,196,039
Peabody Energy Corp.(b)	115,217	3,138,511
REX American Resources Corp.(b)(c)	26,934	888,553
SM Energy Co.(b)	108,834	2,073,288
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Talos Energy, Inc.(b)(c)	122,523	$1,404,113
Vital Energy, Inc.(b)(c)	27,633	495,460
World Kinect Corp.(b)	52,655	1,220,543
		33,720,684
Total Common Stocks & Other Equity Interests (Cost $72,641,686)		62,995,269

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $8,017)	8,017	8,017
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $72,649,703)		63,003,286
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.41%
Invesco Private Government Fund, 4.00%(d)(e)(f)	4,171,738	4,171,738
Invesco Private Prime Fund, 4.12%(d)(e)(f)	9,333,354	9,336,154
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,507,956)		13,507,892
TOTAL INVESTMENTS IN SECURITIES-121.25% (Cost $86,157,659)		76,511,178
OTHER ASSETS LESS LIABILITIES-(21.25)%		(13,409,640)
NET ASSETS-100.00%		$63,101,538

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$49,958	$660,083	$(702,024)	$-	$-	$8,017	$420
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,157,496	$9,164,057	$(10,149,815)	$-	$-	$4,171,738	$52,631 *
Invesco Private Prime Fund	13,948,386	14,918,670	(19,531,020)	(1,199)	1,317	9,336,154	141,779 *
Total	$19,155,840	$24,742,810	$(30,382,859)	$(1,199)	$1,317	$13,515,909	$194,830

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Banks-32.68%
Ameris Bancorp	3,244	$245,765
Atlantic Union Bankshares Corp., Class B	7,196	243,441
Axos Financial, Inc.(b)	2,830	232,569
Banc of California, Inc.	6,560	120,966
BancFirst Corp.	1,045	115,828
Bancorp, Inc. (The)(b)	2,317	148,450
Bank of Hawaii Corp.	1,991	130,490
BankUnited, Inc.	3,771	162,945
Banner Corp.	1,753	110,106
Beacon Financial Corp.	4,216	107,887
Capitol Federal Financial, Inc.	6,109	40,381
Cathay General Bancorp	3,476	168,377
Central Pacific Financial Corp.	1,349	40,119
City Holding Co.(c)	725	87,950
Community Financial System, Inc.	2,675	151,833
Customers Bancorp, Inc.(b)	1,490	102,661
CVB Financial Corp.	6,488	127,684
Dime Community Bancshares, Inc., Class B	2,041	57,862
Eagle Bancorp, Inc.(c)	1,409	26,729
FB Financial Corp.	2,129	118,926
First Bancorp (Puerto Rico)	8,019	158,536
First Bancorp/Southern Pines NC(c)	2,103	107,274
First Commonwealth Financial Corp.	5,209	84,646
First Financial Bancorp	4,793	119,250
First Hawaiian, Inc.	6,247	155,675
Fulton Financial Corp.	9,162	166,290
Hanmi Financial Corp.(c)	1,493	41,237
Heritage Financial Corp.	1,697	40,626
Hilltop Holdings, Inc.	2,205	75,676
Hope Bancorp, Inc.	6,408	68,053
Independent Bank Corp.	2,511	180,918
Lakeland Financial Corp.	1,276	74,340
National Bank Holdings Corp., Class A	1,902	70,773
NBT Bancorp, Inc.	2,657	110,159
Northwest Bancshares, Inc.	7,310	87,428
OFG Bancorp (Puerto Rico)	2,257	89,671
Park National Corp.	725	111,324
Pathward Financial, Inc.(c)	1,148	82,541
Preferred Bank	575	54,286
Provident Financial Services, Inc.	6,539	125,418
Renasant Corp.	4,780	169,403
S&T Bancorp, Inc.(c)	1,917	75,683
Seacoast Banking Corp. of Florida(c)	4,347	137,191
ServisFirst Bancshares, Inc.	2,526	179,674
Simmons First National Corp., Class A	7,330	135,972
Southside Bancshares, Inc.	1,414	41,473
Stellar Bancorp, Inc.	2,311	73,051
Tompkins Financial Corp.	635	43,885
Triumph Financial, Inc.(b)(c)	1,127	61,545
TrustCo Bank Corp.	942	39,686
Trustmark Corp.	3,059	118,995
United Community Banks, Inc.	6,108	186,660
WaFd, Inc.	3,944	124,867
Westamerica Bancorporation	1,273	61,079
WSFS Financial Corp.	2,817	157,217
		6,151,471
Capital Markets-12.84%
Acadian Asset Management, Inc.	1,325	59,413
Artisan Partners Asset Management, Inc., Class A	3,546	147,088
BGC Group, Inc., Class A	18,356	159,697
	Shares	Value
Capital Markets-(continued)
Cohen & Steers, Inc.(c)	1,397	$88,360
Donnelley Financial Solutions, Inc.(b)(c)	1,375	67,458
MarketAxess Holdings, Inc.	1,886	309,097
Moelis & Co., Class A	3,743	240,188
Piper Sandler Cos.	839	281,820
PJT Partners, Inc., Class A	1,221	205,140
StepStone Group, Inc., Class A	3,652	230,660
StoneX Group, Inc.(b)	2,332	211,303
Victory Capital Holdings, Inc., Class A	2,486	156,345
Virtu Financial, Inc., Class A	4,027	144,006
Virtus Investment Partners, Inc.	317	50,590
WisdomTree, Inc.	6,012	66,372
		2,417,537
Consumer Finance-3.16%
Bread Financial Holdings, Inc.	2,337	158,285
Encore Capital Group, Inc.(b)(c)	1,150	59,674
Enova International, Inc.(b)	1,259	165,042
EZCORP, Inc., Class A(b)(c)	2,896	55,835
Navient Corp.	3,430	42,532
PRA Group, Inc.(b)	1,995	32,319
PROG Holdings, Inc.	1,977	56,898
World Acceptance Corp.(b)	156	24,127
		594,712
Diversified REITs-2.81%
Alexander & Baldwin, Inc.	3,637	56,846
American Assets Trust, Inc.	2,361	46,039
Armada Hoffler Properties, Inc.	4,096	26,911
Essential Properties Realty Trust, Inc.	10,001	316,632
Global Net Lease, Inc.	9,935	81,566
		527,994
Financial Services-8.37%
Enact Holdings, Inc.	1,475	57,097
EVERTEC, Inc. (Puerto Rico)	3,246	93,810
HA Sustainable Infrastructure Capital, Inc.(c)	6,231	214,097
Jackson Financial, Inc., Class A	3,515	344,505
NCR Atleos Corp.(b)	3,727	138,160
NMI Holdings, Inc., Class A(b)	3,886	148,251
Payoneer Global, Inc.(b)	14,591	84,336
Radian Group, Inc.	6,840	243,162
Walker & Dunlop, Inc.	1,715	110,858
Western Union Co. (The)(c)	16,175	142,178
		1,576,454
Health Care REITs-3.56%
CareTrust REIT, Inc.	11,113	417,071
LTC Properties, Inc.	2,296	83,781
Medical Properties Trust, Inc.	24,686	142,191
Universal Health Realty Income Trust	657	26,707
		669,750
Hotel & Resort REITs-4.15%
Apple Hospitality REIT, Inc.	11,166	132,764
DiamondRock Hospitality Co.	10,246	93,341
Pebblebrook Hotel Trust(c)	5,928	67,224
Ryman Hospitality Properties, Inc.	3,180	303,467
Summit Hotel Properties, Inc.	5,393	28,906
Sunstone Hotel Investors, Inc.	9,497	88,892
Xenia Hotels & Resorts, Inc.	4,788	66,936
		781,530
Industrial REITs-2.88%
Innovative Industrial Properties, Inc.	1,401	69,279
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Industrial REITs-(continued)
LXP Industrial Trust	2,995	$145,258
Terreno Realty Corp.	5,214	327,387
		541,924
Insurance-9.72%
AMERISAFE, Inc.	949	38,719
Assured Guaranty Ltd.	2,250	203,715
Employers Holdings, Inc.	1,175	46,824
Genworth Financial, Inc., Class A(b)	20,645	179,198
Goosehead Insurance, Inc., Class A(c)	1,287	92,085
HCI Group, Inc.	545	96,874
Horace Mann Educators Corp.	2,064	94,490
Lincoln National Corp.	8,514	350,266
Mercury General Corp.	1,331	123,943
Palomar Holdings, Inc.(b)	1,347	167,311
ProAssurance Corp.(b)	2,570	61,886
Safety Insurance Group, Inc.(c)	745	56,635
SiriusPoint Ltd. (Sweden)(b)	5,265	109,512
Stewart Information Services Corp.	1,420	108,814
Trupanion, Inc.(b)(c)	1,677	59,181
United Fire Group, Inc.	1,096	40,059
		1,829,512
Mortgage REITs-3.94%
Adamas Trust, Inc.	4,300	32,766
Apollo Commercial Real Estate Finance, Inc.(c)	6,530	66,149
Arbor Realty Trust, Inc.(c)	9,750	86,872
ARMOUR Residential REIT, Inc.(c)	5,709	100,022
Blackstone Mortgage Trust, Inc., Class A(c)	8,072	157,162
Ellington Financial, Inc.	4,994	68,418
Franklin BSP Realty Trust, Inc.	4,113	42,857
KKR Real Estate Finance Trust, Inc.(c)	2,803	23,797
PennyMac Mortgage Investment Trust	4,350	55,854
Ready Capital Corp.(c)	7,905	20,000
Redwood Trust, Inc.(c)	6,460	35,595
Two Harbors Investment Corp.	5,206	52,789
		742,281
Office REITs-2.95%
Brandywine Realty Trust	8,684	29,786
Douglas Emmett, Inc.(c)	8,490	103,493
Easterly Government Properties, Inc.	2,152	46,914
Highwoods Properties, Inc.	5,438	151,176
JBG SMITH Properties, (Acquired 03/17/2023 - 10/03/2025; Cost $44,346)(c)(d)	3,086	56,258
SL Green Realty Corp.	3,571	168,301
		555,928
Real Estate Management & Development-2.45%
Cushman & Wakefield Ltd.(b)	11,644	195,037
eXp World Holdings, Inc.(c)	4,481	50,859
Kennedy-Wilson Holdings, Inc.	5,998	58,361
Marcus & Millichap, Inc.	1,208	35,394
St. Joe Co. (The)	2,023	122,048
		461,699
	Shares	Value
Residential REITs-1.21%
Centerspace(c)	838	$55,945
Elme Communities	4,408	76,523
NexPoint Residential Trust, Inc.	1,091	34,705
Veris Residential, Inc.	4,060	61,143
		228,316
Retail REITs-6.14%
Acadia Realty Trust(c)	6,561	134,960
Curbline Properties Corp.(c)	4,901	117,330
Getty Realty Corp.(c)	2,603	74,107
Macerich Co. (The)	12,702	220,507
Phillips Edison & Co., Inc.	6,313	224,112
Saul Centers, Inc.(c)	642	19,966
SITE Centers Corp.(c)	2,703	19,894
Tanger, Inc.	5,692	191,137
Urban Edge Properties	6,371	122,451
Whitestone REIT	2,294	30,487
		1,154,951
Specialized REITs-3.01%
Four Corners Property Trust, Inc.	5,293	127,244
Millrose Properties, Inc.(c)	7,744	235,882
Outfront Media, Inc.	7,297	171,698
Safehold, Inc.	2,296	31,846
		566,670
Total Common Stocks & Other Equity Interests (Cost $18,412,026)		18,800,729

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(e)(f) (Cost $3,665)	3,665	3,665
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $18,415,691)		18,804,394
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.55%
Invesco Private Government Fund, 4.00%(e)(f)(g)	556,512	556,512
Invesco Private Prime Fund, 4.12%(e)(f)(g)	1,429,265	1,429,694
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,986,206)		1,986,206
TOTAL INVESTMENTS IN SECURITIES-110.44% (Cost $20,401,897)		20,790,600
OTHER ASSETS LESS LIABILITIES-(10.44)%		(1,965,743)
NET ASSETS-100.00%		$18,824,857
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,918	$223,121	$(255,374)	$-	$-	$3,665	$149
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	721,674	2,029,065	(2,194,227)	-	-	556,512	5,628 *
Invesco Private Prime Fund	1,877,453	3,807,871	(4,255,617)	(132)	119	1,429,694	15,212 *
Total	$2,635,045	$6,060,057	$(6,705,218)	$(132)	$119	$1,989,871	$20,989

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Biotechnology-32.49%
Acadia Pharmaceuticals, Inc.(b)	107,355	$2,688,169
ADMA Biologics, Inc.(b)	205,194	3,935,621
Alkermes PLC(b)(c)	141,947	4,198,792
Arcus Biosciences, Inc.(b)(c)	71,276	1,860,304
Arrowhead Pharmaceuticals, Inc.(b)(c)	118,886	6,265,292
Catalyst Pharmaceuticals, Inc.(b)(c)	98,928	2,315,905
Dynavax Technologies Corp.(b)(c)	85,712	974,545
Krystal Biotech, Inc.(b)(c)	22,152	4,829,136
Myriad Genetics, Inc.(b)(c)	80,009	610,469
Protagonist Therapeutics, Inc.(b)	50,285	4,525,650
PTC Therapeutics, Inc.(b)	68,307	5,873,719
Sarepta Therapeutics, Inc.(b)(c)	84,023	1,793,051
TG Therapeutics, Inc.(b)(c)	116,671	3,880,477
Veracyte, Inc.(b)(c)	67,648	3,202,456
Vericel Corp.(b)(c)	43,388	1,746,367
Vir Biotechnology, Inc.(b)(c)	81,225	521,465
Xencor, Inc.(b)(c)	61,327	1,062,184
		50,283,602
Health Care Equipment & Supplies-27.24%
Artivion, Inc.(b)(c)	35,705	1,665,995
Avanos Medical, Inc.(b)	39,900	468,426
CONMED Corp.	26,619	1,155,797
Embecta Corp.	50,291	641,462
Enovis Corp.(b)(c)	49,149	1,487,740
Glaukos Corp.(b)	49,315	5,241,691
ICU Medical, Inc.(b)(c)	21,228	3,151,084
Inspire Medical Systems, Inc.(b)(c)	23,140	2,878,847
Integer Holdings Corp.(b)(c)	30,125	2,174,422
Integra LifeSciences Holdings Corp.(b)(c)	57,613	755,883
LeMaitre Vascular, Inc.	17,909	1,485,552
Merit Medical Systems, Inc.(b)(c)	50,923	4,409,423
Neogen Corp.(b)(c)	186,772	1,116,897
Omnicell, Inc.(b)(c)	39,498	1,442,072
QuidelOrtho Corp.(b)(c)	58,387	1,596,884
STAAR Surgical Co., (Acquired 08/21/2023 - 11/28/2025; Cost $1,784,722)(b)(c)(d)	42,609	1,130,843
Tandem Diabetes Care, Inc.(b)(c)	58,102	1,220,723
Teleflex, Inc.(c)	37,999	4,347,846
TransMedics Group, Inc.(b)(c)	29,314	4,288,931
UFP Technologies, Inc.(b)(c)	6,632	1,503,408
		42,163,926
Health Care Providers & Services-18.88%
Acadia Healthcare Co., Inc.(b)(c)	79,408	1,365,817
AdaptHealth Corp.(b)(c)	92,192	890,575
Addus HomeCare Corp.(b)(c)	15,617	1,877,163
AMN Healthcare Services, Inc.(b)	32,952	548,651
Astrana Health, Inc.(b)(c)	36,921	850,660
BrightSpring Health Services, Inc.(b)	95,155	3,440,805
Concentra Group Holdings Parent, Inc.	102,496	2,107,318
CorVel Corp.(b)	26,917	1,969,786
National HealthCare Corp.	10,665	1,453,533
NeoGenomics, Inc.(b)(c)	111,080	1,344,068
Pediatrix Medical Group, Inc.(b)	73,423	1,768,760
Privia Health Group, Inc.(b)(c)	99,199	2,417,480
Progyny, Inc.(b)	68,757	1,813,122
	Shares	Value
Health Care Providers & Services-(continued)
RadNet, Inc.(b)(c)	59,524	$4,927,992
Select Medical Holdings Corp.	94,889	1,469,830
U.S. Physical Therapy, Inc.(c)	13,075	965,589
		29,211,149
Health Care Technology-3.85%
Certara, Inc.(b)(c)	103,586	948,848
HealthStream, Inc.(c)	20,389	512,783
Schrodinger, Inc.(b)(c)	48,210	846,568
Waystar Holding Corp.(b)	98,886	3,649,882
		5,958,081
Life Sciences Tools & Services-2.36%
Azenta, Inc.(b)(c)	35,082	1,247,516
BioLife Solutions, Inc.(b)(c)	33,367	884,225
Cytek Biosciences, Inc.(b)(c)	94,080	531,552
Fortrea Holdings, Inc.(b)	78,077	992,359
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	20,053	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	20,053	0
		3,655,652
Pharmaceuticals-15.26%
Amphastar Pharmaceuticals, Inc.(b)(c)	30,784	852,717
ANI Pharmaceuticals, Inc.(b)(c)	14,860	1,260,871
Collegium Pharmaceutical, Inc.(b)(c)	27,087	1,264,421
Corcept Therapeutics, Inc.(b)	80,642	6,402,975
Harmony Biosciences Holdings, Inc.(b)(c)	34,135	1,204,624
Innoviva, Inc.(b)(c)	51,480	1,118,661
Ligand Pharmaceuticals, Inc.(b)	16,852	3,423,989
Organon & Co.(c)	223,538	1,723,478
Pacira BioSciences, Inc.(b)(c)	38,636	910,651
Phibro Animal Health Corp., Class A	17,515	733,528
Prestige Consumer Healthcare, Inc.(b)(c)	42,317	2,519,977
Supernus Pharmaceuticals, Inc.(b)(c)	48,217	2,198,213
		23,614,105
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $153,103,012)		154,886,515
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.94%
Invesco Private Government Fund, 4.00%(f)(g)(h)	14,425,585	14,425,585
Invesco Private Prime Fund, 4.12%(f)(g)(h)	36,537,892	36,548,853
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,974,810)		50,974,438
TOTAL INVESTMENTS IN SECURITIES-133.02% (Cost $204,077,822)		205,860,953
OTHER ASSETS LESS LIABILITIES-(33.02)%		(51,098,804)
NET ASSETS-100.00%		$154,762,149
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,829	$2,167,060	$(2,186,889)	$-	$-	$-	$820
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,271,213	16,800,311	(13,645,939)	-	-	14,425,585	128,872 *
Invesco Private Prime Fund	29,323,616	39,995,827	(32,770,294)	(2,293)	1,997	36,548,853	347,870 *
Total	$40,614,658	$58,963,198	$(48,603,122)	$(2,293)	$1,997	$50,974,438	$477,562

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Aerospace & Defense-5.43%
AAR Corp.(b)	21,260	$1,769,045
Mercury Systems, Inc.(b)	29,169	2,038,621
Moog, Inc., Class A	15,725	3,611,718
National Presto Industries, Inc.	2,927	274,699
		7,694,083
Air Freight & Logistics-1.11%
Forward Air Corp.(b)(c)	12,095	277,822
Hub Group, Inc., Class A	33,551	1,294,062
		1,571,884
Building Products-15.40%
American Woodmark Corp.(b)	8,054	444,017
Apogee Enterprises, Inc.	11,911	433,679
Armstrong World Industries, Inc.	23,931	4,540,668
AZZ, Inc.	16,604	1,750,394
CSW Industrials, Inc.	9,296	2,527,304
Gibraltar Industries, Inc.(b)	16,327	815,697
Griffon Corp.	21,636	1,622,700
Hayward Holdings, Inc.(b)	110,297	1,814,386
Insteel Industries, Inc.	10,738	328,368
MasterBrand, Inc.(b)(c)	70,111	777,531
Quanex Building Products Corp.(c)	25,291	327,771
Resideo Technologies, Inc.(b)	75,716	2,497,871
Zurn Elkay Water Solutions Corp.	82,499	3,935,202
		21,815,588
Commercial Services & Supplies-10.49%
ABM Industries, Inc.	34,443	1,481,049
Brady Corp., Class A	24,219	1,894,895
CoreCivic, Inc.(b)	59,229	1,069,083
Deluxe Corp.	24,832	504,586
Enviri Corp.(b)(c)	44,617	818,276
GEO Group, Inc. (The)(b)(c)	76,794	1,210,273
Healthcare Services Group, Inc.(b)	40,061	752,346
HNI Corp.(c)	25,360	1,052,947
Interface, Inc.	32,287	901,130
Liquidity Services, Inc.(b)(c)	13,133	394,515
MillerKnoll, Inc.	37,513	593,831
OPENLANE, Inc.(b)	58,811	1,496,152
Pitney Bowes, Inc.	87,605	863,785
UniFirst Corp.	8,294	1,431,130
Vestis Corp.(c)	61,997	401,741
		14,865,739
Construction & Engineering-12.56%
Arcosa, Inc.	27,133	2,890,750
Dycom Industries, Inc.(b)	16,002	5,785,203
Everus Construction Group, Inc.(b)	28,219	2,595,019
Granite Construction, Inc.(c)	24,224	2,604,807
MYR Group, Inc.(b)	8,588	1,926,460
WillScot Holdings Corp.	100,729	1,989,398
		17,791,637
Electrical Equipment-3.81%
Powell Industries, Inc.(c)	5,208	1,683,330
Sunrun, Inc.(b)	127,648	2,584,872
Vicor Corp.(b)	12,666	1,131,707
		5,399,909
Ground Transportation-3.08%
ArcBest Corp.	12,574	806,873
Heartland Express, Inc.(c)	25,266	198,591
Hertz Global Holdings, Inc.(b)(c)	68,774	360,376
	Shares	Value
Ground Transportation-(continued)
Marten Transport Ltd.	32,020	$328,205
RXO, Inc.(b)(c)	90,722	1,199,345
Schneider National, Inc., Class B	27,554	622,996
Werner Enterprises, Inc.	33,100	846,036
		4,362,422
Machinery-29.10%
Alamo Group, Inc.	5,964	956,447
Albany International Corp., Class A(c)	16,321	778,185
Astec Industries, Inc.	12,655	560,110
Enerpac Tool Group Corp.	29,840	1,130,041
Enpro, Inc.	11,647	2,595,534
ESCO Technologies, Inc.	14,287	3,041,845
Federal Signal Corp.	33,631	3,833,934
Franklin Electric Co., Inc.	21,165	2,013,850
Gates Industrial Corp. PLC(b)	142,503	3,243,368
Greenbrier Cos., Inc. (The)	17,086	759,985
Hillenbrand, Inc.	38,992	1,241,505
JBT Marel Corp.(c)	28,751	4,040,378
Kadant, Inc.	6,515	1,811,952
Kennametal, Inc.	42,058	1,164,166
Lindsay Corp.	6,010	690,729
Mueller Water Products, Inc., Class A	86,466	2,095,936
Proto Labs, Inc.(b)	13,208	671,231
SPX Technologies, Inc.(b)	27,328	5,876,613
Standex International Corp.	6,676	1,636,688
Tennant Co.	10,218	747,242
Titan International, Inc.(b)(c)	26,512	214,482
Trinity Industries, Inc.	44,721	1,186,001
Worthington Enterprises, Inc.	17,365	952,644
		41,242,866
Marine Transportation-1.35%
Matson, Inc.	17,587	1,916,631
Passenger Airlines-2.80%
Allegiant Travel Co.(b)(c)	7,460	566,960
JetBlue Airways Corp.(b)(c)	160,952	735,550
SkyWest, Inc.(b)	22,338	2,267,754
Sun Country Airlines Holdings, Inc.(b)(c)	29,496	404,095
		3,974,359
Professional Services-8.33%
Amentum Holdings, Inc.(b)	84,809	2,428,082
CSG Systems International, Inc.	15,165	1,194,547
Heidrick & Struggles International, Inc.	11,471	675,298
Korn Ferry	28,949	1,903,976
ManpowerGroup, Inc.	25,609	736,515
Robert Half, Inc.(c)	55,313	1,495,663
Upwork, Inc.(b)(c)	73,362	1,448,166
Verra Mobility Corp., Class A(b)	88,263	1,925,898
		11,808,145
Trading Companies & Distributors-6.47%
Air Lease Corp., Class A	58,121	3,715,676
Boise Cascade Co.	20,656	1,574,813
DNOW, Inc.(b)	103,869	1,450,011
DXP Enterprises, Inc.(b)	7,033	661,032
Rush Enterprises, Inc., Class A	33,882	1,763,897
		9,165,429
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $122,708,640)		141,608,692
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.75%
Invesco Private Government Fund, 4.00%(d)(e)(f)	1,787,024	$1,787,024
Invesco Private Prime Fund, 4.12%(d)(e)(f)	9,185,361	9,188,117
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,975,141)		10,975,141
TOTAL INVESTMENTS IN SECURITIES-107.68% (Cost $133,683,781)		152,583,833
OTHER ASSETS LESS LIABILITIES-(7.68)%		(10,879,321)
NET ASSETS-100.00%		$141,704,512

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$54,418	$3,224,790	$(3,279,208)	$-	$-	$-	$1,568
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,335,262	11,359,934	(13,908,172)	-	-	1,787,024	38,614 *
Invesco Private Prime Fund	11,275,322	24,910,666	(26,997,779)	(712)	620	9,188,117	107,272 *
Total	$15,665,002	$39,495,390	$(44,185,159)	$(712)	$620	$10,975,141	$147,454

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Communications Equipment-9.03%
Calix, Inc.(b)	92,633	$5,119,826
Digi International, Inc.(b)(c)	57,865	2,420,493
Extreme Networks, Inc.(b)(c)	205,858	3,602,515
Harmonic, Inc.(b)(c)	177,326	1,695,236
NetScout Systems, Inc.(b)	106,435	2,860,973
Viasat, Inc.(b)(c)	209,286	7,184,788
Viavi Solutions, Inc.(b)(c)	347,990	6,242,941
		29,126,772
Electronic Equipment, Instruments & Components-33.56%
Advanced Energy Industries, Inc.	58,696	12,396,008
Arlo Technologies, Inc.(b)(c)	162,691	2,359,019
Badger Meter, Inc.	45,935	8,201,235
Benchmark Electronics, Inc.(c)	55,977	2,515,047
CTS Corp.(c)	45,948	1,944,979
ePlus, Inc.	41,097	3,682,291
Insight Enterprises, Inc.(b)(c)	49,056	4,246,778
Itron, Inc.(b)(c)	71,264	7,057,987
Knowles Corp.(b)(c)	133,880	3,009,622
Mirion Technologies, Inc.(b)	382,213	9,945,182
OSI Systems, Inc.(b)(c)	24,600	6,662,910
PC Connection, Inc.(c)	17,809	1,033,634
Plexus Corp.(b)(c)	42,067	6,013,478
Ralliant Corp.	175,734	8,675,988
Rogers Corp.(b)(c)	26,271	2,201,773
Sanmina Corp.(b)	83,058	12,970,753
ScanSource, Inc.(b)(c)	32,404	1,332,452
TTM Technologies, Inc.(b)	161,041	11,301,857
Vishay Intertechnology, Inc.	192,491	2,631,352
		108,182,345
IT Services-2.89%
DigitalOcean Holdings, Inc.(b)(c)	106,430	4,738,264
DXC Technology Co.(b)	279,019	3,683,051
Grid Dynamics Holdings, Inc.(b)	102,945	901,798
		9,323,113
Semiconductors & Semiconductor Equipment-26.01%
ACM Research, Inc., Class A(b)(c)	82,072	2,742,026
Alpha & Omega Semiconductor Ltd.(b)	38,503	780,841
Axcelis Technologies, Inc.(b)(c)	48,975	4,053,661
CEVA, Inc.(b)(c)	37,227	803,731
Cohu, Inc.(b)(c)	72,767	1,769,694
Diodes, Inc.(b)(c)	72,394	3,345,327
Enphase Energy, Inc.(b)(c)	203,811	5,879,947
FormFactor, Inc.(b)(c)	120,203	6,613,569
Ichor Holdings Ltd.(b)	53,508	898,934
Impinj, Inc.(b)(c)	40,357	6,936,158
Kulicke & Soffa Industries, Inc. (Singapore)(c)	81,284	3,666,721
MaxLinear, Inc.(b)(c)	127,594	1,986,639
PDF Solutions, Inc.(b)(c)	49,864	1,351,314
Penguin Solutions, Inc.(b)(c)	74,330	1,503,696
Photronics, Inc.(b)(c)	93,762	2,148,087
Qorvo, Inc.(b)(c)	131,428	11,288,351
Semtech Corp.(b)(c)	135,046	10,015,011
SiTime Corp.(b)	34,049	10,136,387
SolarEdge Technologies, Inc.(b)(c)	92,552	3,380,925
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Ultra Clean Holdings, Inc.(b)(c)	70,681	$1,792,470
Veeco Instruments, Inc.(b)(c)	93,779	2,741,160
		83,834,649
Software-28.13%
A10 Networks, Inc.(c)	112,470	1,936,733
ACI Worldwide, Inc.(b)	160,853	7,537,572
Adeia, Inc.	170,481	2,108,850
Agilysys, Inc.(b)(c)	39,549	4,862,945
Alarm.com Holdings, Inc.(b)(c)	77,791	4,042,020
BlackLine, Inc.(b)(c)	81,034	4,618,128
Box, Inc., Class A(b)(c)	225,729	6,668,035
CleanSpark, Inc.(b)(c)	438,145	6,615,989
Clear Secure, Inc., Class A	135,225	4,800,488
InterDigital, Inc.(c)	40,219	14,388,347
LiveRamp Holdings, Inc.(b)(c)	102,263	2,950,288
MARA Holdings, Inc.(b)(c)	577,460	6,819,803
N-able, Inc.(b)(c)	116,656	839,923
NCR Voyix Corp.(b)(c)	215,475	2,178,452
Progress Software Corp.(b)(c)	67,196	2,782,586
Q2 Holdings, Inc.(b)(c)	97,333	7,020,629
Sprinklr, Inc., Class A(b)(c)	189,245	1,368,241
SPS Commerce, Inc.(b)(c)	59,092	4,923,545
Teradata Corp.(b)(c)	147,304	4,218,787
		90,681,361
Technology Hardware, Storage & Peripherals-0.15%
Corsair Gaming, Inc.(b)(c)	72,727	474,180
Total Common Stocks & Other Equity Interests (Cost $264,020,512)		321,622,420

Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $752,916)	752,916	752,916
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $264,773,428)		322,375,336
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.90%
Invesco Private Government Fund, 4.00%(d)(e)(f)	25,866,842	25,866,842
Invesco Private Prime Fund, 4.12%(d)(e)(f)	67,279,399	67,299,583
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $93,167,066)		93,166,425
TOTAL INVESTMENTS IN SECURITIES-128.91% (Cost $357,940,494)		415,541,761
OTHER ASSETS LESS LIABILITIES-(28.91)%		(93,186,277)
NET ASSETS-100.00%		$322,355,484
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
November 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,521,862	$(768,946)	$-	$-	$752,916	$856
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,374,609	50,108,125	(45,615,892)	-	-	25,866,842	248,861 *
Invesco Private Prime Fund	55,839,807	110,046,463	(98,586,441)	(3,832)	3,586	67,299,583	673,710 *
Total	$77,214,416	$161,676,450	$(144,971,279)	$(3,832)	$3,586	$93,919,341	$923,427

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.50%
Chemicals-55.53%
AdvanSix, Inc.	4,082	$62,822
Balchem Corp.	4,405	688,105
Celanese Corp.	14,863	619,044
Chemours Co. (The)	22,811	291,753
Eastman Chemical Co.	17,493	1,085,965
Element Solutions, Inc.	30,825	798,984
FMC Corp.(b)	11,818	168,879
H.B. Fuller Co.	7,077	412,448
Hawkins, Inc.	2,559	332,721
Ingevity Corp.(c)	5,556	290,190
Innospec, Inc.	3,783	282,817
Koppers Holdings, Inc.	2,997	88,921
Minerals Technologies, Inc.	4,781	280,406
Quaker Chemical Corp.(b)	2,093	288,520
Sensient Technologies Corp.	4,112	400,879
Stepan Co.	3,265	148,002
		6,240,456
Containers & Packaging-10.45%
O-I Glass, Inc.(c)	23,474	316,429
Sealed Air Corp.	19,964	857,454
		1,173,883
Metals & Mining-31.34%
Alpha Metallurgical Resources, Inc.(b)(c)	1,670	265,881
Century Aluminum Co.(c)	8,106	242,937
Hecla Mining Co.	89,748	1,509,561
Kaiser Aluminum Corp.	2,441	234,458
Materion Corp.	3,158	385,876
Metallus, Inc.(c)	5,469	92,481
SunCoke Energy, Inc.(b)	12,870	83,912
Warrior Met Coal, Inc.	6,889	539,340
Worthington Steel, Inc.	4,948	166,995
		3,521,441
	Shares	Value
Paper & Forest Products-2.18%
Sylvamo Corp.	5,167	$244,761
Total Common Stocks & Other Equity Interests (Cost $11,398,789)		11,180,541

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $6,955)	6,955	6,955
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.56% (Cost $11,405,744)		11,187,496
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.50%
Invesco Private Government Fund, 4.00%(d)(e)(f)	140,616	140,616
Invesco Private Prime Fund, 4.12%(d)(e)(f)	139,984	140,026
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $280,642)		280,642
TOTAL INVESTMENTS IN SECURITIES-102.06% (Cost $11,686,386)		11,468,138
OTHER ASSETS LESS LIABILITIES-(2.06)%		(231,146)
NET ASSETS-100.00%		$11,236,992

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,447	$65,852	$(65,344)	$-	$-	$6,955	$93
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$612,267	$2,773,053	$(3,244,704)	$-	$-	$140,616	$5,373 *
Invesco Private Prime Fund	1,880,084	7,095,084	(8,835,214)	(114)	186	140,026	14,389 *
Total	$2,498,798	$9,933,989	$(12,145,262)	$(114)	$186	$287,597	$19,855

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Diversified Telecommunication Services-12.18%
Cogent Communications Holdings, Inc.(b)	8,586	$163,821
Lumen Technologies, Inc.(c)	170,556	1,383,209
Shenandoah Telecommunications Co.(b)	8,231	89,965
		1,636,995
Electric Utilities-8.70%
MGE Energy, Inc.	6,601	546,695
Otter Tail Corp.	7,570	622,254
		1,168,949
Entertainment-9.26%
Cinemark Holdings, Inc.	18,496	506,421
Madison Square Garden Sports Corp., Class A(b)(c)	3,239	738,589
		1,245,010
Gas Utilities-12.97%
Chesapeake Utilities Corp.	4,253	591,422
MDU Resources Group, Inc.	36,915	787,028
Northwest Natural Holding Co.	7,396	365,880
		1,744,330
Independent Power and Renewable Electricity Producers-5.69%
Clearway Energy, Inc., Class A	6,253	213,853
Clearway Energy, Inc., Class C	15,042	550,838
		764,691
Interactive Media & Services-16.88%
Angi, Inc.(b)(c)	6,649	75,932
CarGurus, Inc.(c)	15,364	542,042
Cars.com, Inc.(b)(c)	10,323	119,747
IAC, Inc.(b)(c)	12,226	428,766
QuinStreet, Inc.(c)	10,289	143,634
Shutterstock, Inc.	4,358	90,733
TripAdvisor, Inc.(b)(c)	20,981	311,987
Yelp, Inc.(c)	10,823	312,893
Ziff Davis, Inc.(b)(c)	7,407	243,098
		2,268,832
Media-8.16%
Cable One, Inc.(b)	833	97,619
John Wiley & Sons, Inc., Class A	7,406	269,282
Scholastic Corp.	4,078	120,464
TEGNA, Inc.	29,064	567,329
Thryv Holdings, Inc.(b)(c)	7,461	42,006
		1,096,700
Multi-Utilities-5.70%
Avista Corp.	14,653	606,341
Unitil Corp.	3,195	160,485
		766,826
	Shares	Value
Software-1.92%
DoubleVerify Holdings, Inc.(c)	24,536	$258,609
Specialized REITs-1.53%
Uniti Group, Inc.(b)(c)	32,329	205,936
Water Utilities-10.74%
American States Water Co.	6,957	513,218
California Water Service Group	10,764	488,363
H2O America	5,928	275,237
Middlesex Water Co.	3,255	167,014
		1,443,832
Wireless Telecommunication Services-6.04%
Gogo, Inc.(b)(c)	13,484	96,410
Telephone and Data Systems, Inc.	17,755	714,994
		811,404
Total Common Stocks & Other Equity Interests (Cost $13,382,366)		13,412,114

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $12,482)	12,482	12,482
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $13,394,848)		13,424,596
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.93%
Invesco Private Government Fund, 4.00%(d)(e)(f)	524,663	524,663
Invesco Private Prime Fund, 4.12%(d)(e)(f)	1,347,690	1,348,094
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,872,757)		1,872,757
TOTAL INVESTMENTS IN SECURITIES-113.79% (Cost $15,267,605)		15,297,353
OTHER ASSETS LESS LIABILITIES-(13.79)%		(1,853,687)
NET ASSETS-100.00%		$13,443,666

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
November 30, 2025
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,286	$70,527	$(61,331)	$-	$-	$12,482	$137
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	742,607	3,079,227	(3,297,171)	-	-	524,663	7,777 *
Invesco Private Prime Fund	1,930,164	6,477,676	(7,059,733)	(25)	12	1,348,094	21,292 *
Total	$2,676,057	$9,627,430	$(10,418,235)	$(25)	$12	$1,885,239	$29,206

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$746,710,261	$-	$-	$746,710,261
Money Market Funds	366,956	211,928,634	-	212,295,590
Total Investments	$747,077,217	$211,928,634	$-	$959,005,851
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,094,853	$-	$-	$20,094,853
Money Market Funds	7,913	6,479,615	-	6,487,528
Total Investments	$20,102,766	$6,479,615	$-	$26,582,381
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$34,005,896	$-	$-	$34,005,896
Money Market Funds	8,447	3,397,246	-	3,405,693
Total Investments	$34,014,343	$3,397,246	$-	$37,411,589
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$62,995,269	$-	$-	$62,995,269
Money Market Funds	8,017	13,507,892	-	13,515,909
Total Investments	$63,003,286	$13,507,892	$-	$76,511,178
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,800,729	$-	$-	$18,800,729
Money Market Funds	3,665	1,986,206	-	1,989,871
Total Investments	$18,804,394	$1,986,206	$-	$20,790,600

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$154,886,515	$-	$0	$154,886,515
Money Market Funds	-	50,974,438	-	50,974,438
Total Investments	$154,886,515	$50,974,438	$0	$205,860,953
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$141,608,692	$-	$-	$141,608,692
Money Market Funds	-	10,975,141	-	10,975,141
Total Investments	$141,608,692	$10,975,141	$-	$152,583,833
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$321,622,420	$-	$-	$321,622,420
Money Market Funds	752,916	93,166,425	-	93,919,341
Total Investments	$322,375,336	$93,166,425	$-	$415,541,761
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,180,541	$-	$-	$11,180,541
Money Market Funds	6,955	280,642	-	287,597
Total Investments	$11,187,496	$280,642	$-	$11,468,138
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,412,114	$-	$-	$13,412,114
Money Market Funds	12,482	1,872,757	-	1,885,239
Total Investments	$13,424,596	$1,872,757	$-	$15,297,353